Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000006127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class A
Trading Symbol	CPOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class C
Trading Symbol	MSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%	[2]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class I
Trading Symbol	CPODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[3]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216311
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class IR
Trading Symbol	MBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[4]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006129
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class L
Trading Symbol	CPOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$83	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%	[5]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class R6
Trading Symbol	MCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[6]
AssetsNet	$ 1,229,409,441
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized